FINANCIAL INSTRUMENTS - Summary of Net Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current Asset	$ 54	$ 4
Non-Current Asset	0	0
Disclosure of financial liabilities [line items]
Current Liability	(6)	(79)
Non-Current Liability	0	0
Total	48	(75)
Commodity, power, storage and rail financial instruments
Disclosure of financial liabilities [line items]
Current Liability	(2)	(31)
Non-Current Liability	0	0
Total	42	(27)
Interest rate
Disclosure of financial liabilities [line items]
Current Liability	0	(2)
Non-Current Liability	0	0
Total	0	(2)
Foreign exchange
Disclosure of financial liabilities [line items]
Current Liability	(4)	0
Non-Current Liability	0	0
Total	6	0
Conversion feature of convertible debentures (Note 14)
Disclosure of financial liabilities [line items]
Current Liability	0	(46)
Non-Current Liability	0	0
Total	0	(46)
Commodity, power, storage and rail financial instruments
Disclosure of financial assets [line items]
Current Asset	44	4
Non-Current Asset	0	0
Interest rate
Disclosure of financial assets [line items]
Current Asset	0	0
Non-Current Asset	0	0
Foreign exchange
Disclosure of financial assets [line items]
Current Asset	10	0
Non-Current Asset	0	0
Conversion feature of convertible debentures (Note 14)
Disclosure of financial assets [line items]
Current Asset	0	0
Non-Current Asset	$ 0	$ 0